POST RETIREMENT BENEFIT PLAN (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of defined benefit plans disclosures

The following table provides further information about the plan:

	Post-retirement benefits
	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$2,313	$7,421
Service cost	33	138
Interest cost	111	292
Plan participants’ contributions	-	-
Expected benefits paid	(183)	(266)
Negative plan amendment	-	(2,662)
Actuarial (gain) loss	286	(2,558)
Amendments	-	(52)
Benefit obligation at end of year	$2,560	$2,313
Change in fair value of assets
Fair value of plans assets at beginning of year	$-	$-
Employer contribution	183	266
Benefits paid	(183)	(266)
Fair value of plan assets at end of year	$-	$-
Reconciliation of funded status
Projected benefit obligation, end of year	$(2,560)	$(2,313)
Fair value of assets, end of year	-	-
Funded status, end of year	$(2,560)	$(2,313

Schedule of defined benefit plan amounts recognized in other comprehensive income (loss)

 Amounts recognized in accumulated other comprehensive income not yet recognized as components of net periodic benefit cost consist of:

	2014	2013
Unrecognzied net actuarial (gain) loss	$(2,016)	$(2,490)
Unrecognized prior service cost	(46)	(52)
	$(2,062)	$(2,542)

Schedule of statement of financial position	Amounts recognized in statement of financial position are as follows:

	2014	2013
Current liability	$-	$183
Noncurrent liability	2,560	2,130
Total	$2,560	$2,313

Schedule of reconciliation of other comprehensive income

A reconciliation of other comprehensive income is as follows:

	Post-retirement benefits
	2014	2013	2012
Accumulated other comprehensive income beginning of year	$(2,542)	$2,920	$(305)
Amortization of net actuarial gain (loss)	188	(190)	-
Negative plan amendment gain	-	(2,662)	-
Loss/(gain) incurred in current year	287	(2,558)	3,225
Prior service cost established in current year	5	(52)	-
Other comprehensive income/(loss)	480	(5,462)	3,225
Ending balance (before tax effects)	$(2,062)	$(2,542)	$2,920

Schedule of components of net periodic benefit cost

	Post-retirement benefits
Components of net periodic benefit cost
	2014	2013	2012
Service cost	$34	$138	$91
Interest cost	111	292	351
Amortization of prior service cost	(5)	-	-
Recognized net actuarial (gain) loss	(188)	190	-
Net periodic benefit cost (income)	$(48)	$620	$442

Schedule of amounts in accumulated other comprehensive income (loss) to be recognized over next fiscal year

The estimated net gain for the defined benefits postretirement plan that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $160.

	Post-retirement benefits
Weighted-average assumption used to determine benefit obligation:	2014	2013
Discount rate	4.25%	5%
Rate of compensation increase	NA	NA

	Post-retirement benefits
Weighted-average assumptions used to determine benefit costs:	2014	2013
Discount rate	5.00%	4%

Schedule of health care cost trend rates

The following table gives the Health Care Cost Trend, which is applied to gross charges, net claims and retiree paid premiums to reflect the Corporation’s past practice and stated ongoing intention to maintain relatively constant cost sharing between the Corporation and retirees:

Health care trend rate	2014	2013
Initial
Pre-65	9%	11%
Post-65	8.0%	7.5%
Ultimate (pre and post-65)	5%	5%
Years to ultimate
Pre-65	8	6
Post-65	6	5

Schedule of expected benefit payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid, net of participant contributions:

FYE	Company benefits
2015	$174
2016	168
2017	157
2018	190
2019	174
2020 - 2024	986
$1,849

Schedule of effect of one-percentage-point change in assumed health care cost trend rates

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-point	1-percentage-
	increase	point decrease
Effect on total of service and interest cost	11	(6)
Effect on postretirement benefit obligation	283	(133)